Stock-based Compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan [Member] - Equity Settled Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PSU-ROIC [Member]
Assumptions
Stock price (in dollars per share)	$ 153.81	$ 133.36	$ 125.82
Expected stock price volatility	25.00%	24.00%	17.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	1.58%	0.19%	1.40%
Dividend rate (in dollars per share)	$ 2.93	$ 2.46	$ 2.30
Weighted-average grant date fair value (in dollars per share)	81.03	64.50	73.92
PSU-TSR [Member]
Assumptions
Weighted-average grant date fair value (in dollars per share)	$ 181.00	$ 148.02	$ 153.00